Equity reserves - Schedule of detailed information about stock options (Details) Share in Thousands	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding | Share	1,635
Number exercisable | Share	1,210
Weighted average remaining life (years)	3 years 2 months 12 days	3 years 9 months 18 days
Weighted average exercise price	$ 4.25
2.46 - 5.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding | Share	1,255
Number exercisable | Share	868
Weighted average remaining life (years)	3 years 7 months 6 days
Weighted average exercise price	$ 2.51
Weighted average grant date share price	2.51
2.46 - 5.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	2.46
2.46 - 5.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 5
5.01 - 10.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding | Share	271
Number exercisable | Share	233
Weighted average remaining life (years)	2 years 1 month 6 days
Weighted average exercise price	$ 6.83
Weighted average grant date share price	6.83
5.01 - 10.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	5.01
5.01 - 10.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 10
15.01 - 20.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding | Share	109
Number exercisable | Share	109
Weighted average remaining life (years)	8 months 12 days
Weighted average exercise price	$ 17.77
Weighted average grant date share price	17.77
15.01 - 20.00 [Member] | Bottom of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	15.01
15.01 - 20.00 [Member] | Top of range [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 20